Shareholder Report	6 Months Ended
Jan. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Two Roads Shared Trust
Entity Central Index Key	0001552947
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2025
C000159026
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class A
Trading Symbol	HTDAX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$91	1.73%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	1.73%
AssetsNet	$ 92,687,455
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 447,304
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,687,455
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$447,304
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.4%
Money Market Funds	3.6%

C000159027
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class C
Trading Symbol	HTDCX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$130	2.48%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 130
Expense Ratio, Percent	2.48%
AssetsNet	$ 92,687,455
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 447,304
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,687,455
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$447,304
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.4%
Money Market Funds	3.6%

C000159028
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class I
Trading Symbol	HTDIX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$78	1.48%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	1.48%
AssetsNet	$ 92,687,455
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 447,304
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,687,455
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$447,304
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.4%
Money Market Funds	3.6%

C000159029
Shareholder Report [Line Items]
Fund Name	Tactical Dividend and Momentum Fund
Class Name	Class R
Trading Symbol	HTDRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Tactical Dividend and Momentum Fund for the period of August 1, 2024 to January 31, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.hanlonfunds.com. You can also request this information by contacting us at 1-844-828-3212
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-844-828-3212
Additional Information Website	www.hanlonfunds.com
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R	$99	1.88%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	1.88%
AssetsNet	$ 92,687,455
Holdings Count | Holding	14
Advisory Fees Paid, Amount	$ 447,304
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$92,687,455
Number of Portfolio Holdings	14
Advisory Fee (net of waivers)	$447,304
Portfolio Turnover	3%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	96.4%
Money Market Funds	3.6%